Vessel in Operations (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Net book value, ending balance	$ 363,015	$ 497,362
Vessels In Operation
Property, Plant and Equipment [Line Items]
Cost, beginning balance	687,782,290	532,324,259
Cost, Transfer		55,003,372
Cost, Additions	476,041,655	100,454,659
Cost, Disposals	(1,859,974)
Cost, ending balance	1,161,963,971	687,782,290
Accumulated depreciation, beginning balance	101,121,591	77,055,893
Accumulated depreciation, charge for the period	36,475,803	24,065,698
Accumulated depreciation, disposals for the period	(1,859,974)
Accumulated depreciation, ending balance	135,737,420	101,121,591
Net book value, ending balance	1,026,226,551	586,660,699	455,268,366
Vessels in Operation | Vessels In Operation
Property, Plant and Equipment [Line Items]
Cost, beginning balance	677,418,054	522,918,357
Cost, Transfer		54,503,372
Cost, Additions	470,460,400	99,996,325
Cost, ending balance	1,147,878,454	677,418,054
Accumulated depreciation, beginning balance	95,425,485	73,465,967
Accumulated depreciation, charge for the period	33,334,628	21,959,518
Accumulated depreciation, ending balance	128,760,113	95,425,485
Net book value, ending balance	1,019,118,341	581,992,569	449,452,390
Drydocking | Vessels In Operation
Property, Plant and Equipment [Line Items]
Cost, beginning balance	10,364,236	9,405,902
Cost, Transfer		500,000
Cost, Additions	5,581,255	458,334
Cost, Disposals	(1,859,974)
Cost, ending balance	14,085,517	10,364,236
Accumulated depreciation, beginning balance	5,696,106	3,589,926
Accumulated depreciation, charge for the period	3,141,174	2,106,180
Accumulated depreciation, disposals for the period	(1,859,974)
Accumulated depreciation, ending balance	6,977,306	5,696,106
Net book value, ending balance	$ 7,108,211	$ 4,668,130	$ 5,815,976